INTANGIBLE ASSETS Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTANGIBLE ASSETS
Amortization expense relating to intangible assets	$ 13,402	$ 11,737	$ 14,543
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	7 years 1 month
Net carrying amount of intangible assets, not subject to amortization	$ 2,425	$ 8,404